Principal accounting policies - Other long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Impairment losses	$ 4,038,000	$ 0	$ 0